CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000
Common stock, shares issued	47,160,435	49,249,674
Common stock, shares outstanding	47,160,435	49,249,674